Note 4 - Stockholders' Equity - Summary of Warrant Activity (Details) - Stock Purchase Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Number of warrants outstanding (in shares)	4,926,743
Range Two [Member]
Lower exercise price range (in dollars per share)	$ 1.70	$ 2.19
Upper range of exercise prices (in dollars per share)	$ 3.38	$ 2.70
Number of warrants outstanding (in shares)	1,493,999	6,538,035
Range Two [Member] | Minimum [Member]
Expiration dates	December 2020	December 2020
Range Two [Member] | Maximum [Member]
Expiration dates	January 2025	August 2024
Range Three [Member]
Lower exercise price range (in dollars per share)	$ 6	$ 3.38
Upper range of exercise prices (in dollars per share)	$ 782.60	$ 17.50
Number of warrants outstanding (in shares)	199,337	406,223
Range Three [Member] | Minimum [Member]
Expiration dates	October 2020	October 2023
Range Three [Member] | Maximum [Member]
Expiration dates	April 2024	July 2024
Range Four [Member]
Lower exercise price range (in dollars per share)		$ 22.20
Upper range of exercise prices (in dollars per share)		$ 782.60
Number of warrants outstanding (in shares)		24,650
Range Four [Member] | Minimum [Member]
Expiration dates		March 2020
Range Four [Member] | Maximum [Member]
Expiration dates		July 2023
Range One [Member]
Lower exercise price range (in dollars per share)	$ 0.90
Upper range of exercise prices (in dollars per share)	$ 1.25	$ 0.0001
Number of warrants outstanding (in shares)	3,233,407	6,968,908
Range One [Member] | Minimum [Member]
Expiration dates	May 2021
Range One [Member] | Maximum [Member]
Expiration dates	May 2025